Long-Term Debt - Third Lien Indenture and Third Lien Notes Narrative (Detail) - USD ($)		12 Months Ended
	Aug. 18, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2015
Debt Instrument [Line Items]
Debt, face amount		$ 628,813,000	$ 545,000,000		$ 598,999,000
Third Lien Warrants [Member]
Debt Instrument [Line Items]
Strike price (in dollars per share)	$ 0.0001
Scenario, Previously Reported [Member] | Third Lien Warrants [Member]
Debt Instrument [Line Items]
Strike price (in dollars per share)	$ 0.01
Third Lien Notes [Member]
Debt Instrument [Line Items]
Debt, face amount	$ 2,900,000	210,986,000			$ 210,986,000
Unamortized discount	1,100,000
Value of stock/warrants	12,900,000
Debt covenant, EBITDA for trailing four-quarters	40,000,000
Third Lien Notes [Member] | Debt Refinance [Member]
Debt Instrument [Line Items]
Debt, face amount	208,100,000
Amount of debt exchanged	$ 208,100,000	$ 208,135,000	$ 0	$ 0
Third Lien Notes [Member] | PIK Interest Notes Issued [Member]
Debt Instrument [Line Items]
Non-cash interest rate in the form of compounding PIK notes	9.75%
Non-cash interest rate increase in 2019	10.25%
Non-cash interest rate increase in 2020	10.75%
Basis point increase in event of default	2.00%
Third Lien Notes [Member] | Cash [Member] | Debt Refinance [Member]
Debt Instrument [Line Items]
Unamortized discount	$ 2,900,000
Third Lien Notes [Member] | Third Party Cost [Member]
Debt Instrument [Line Items]
Debt issuance cost	13,300,000
Third Lien Notes Component [Member]
Debt Instrument [Line Items]
Debt covenant, EBITDA for trailing four-quarters	$ 54,000,000
Third Lien Notes Component [Member] | Cash [Member]
Debt Instrument [Line Items]
Stated interest rate payable in cash	5.50%
Third Lien Notes Component [Member] | Scenario, Previously Reported [Member] | Cash [Member]
Debt Instrument [Line Items]
Stated interest rate payable in cash	5.00%